Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,867	$ 21,472	$ 22,294
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	10,605	11,978	12,425
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,179	9,400	9,759
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 83	$ 94	$ 110